Summary of significant accounting policies - Movement of provision for loan receivables from Xiaoying Credit Loans and Revolving Loans (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of significant accounting policies
Allowance for loans receivable at beginning of the year	¥ 55,335,741	$ 8,022,928	¥ 102,555,784	¥ 24,709,468
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	164,641,879	23,870,829	76,395,168	227,210,026
Less: Charge-offs	(113,498,466)	(16,455,731)	(123,615,211)	(153,568,756)
Allowance for loans receivable at end of the year	106,479,154	15,438,026	55,335,741	102,555,784	¥ 24,709,468
Recoveries of charge-off of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans	12,189,107	1,767,254	8,803,265	11,249,305
Xiaoying Housing Loan [Member]
Summary of significant accounting policies
Allowance for loans receivable at beginning of the year				48,211,512
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	(6,066,176)	(879,513)	(377,559)		17,993,570
Less: Charge-offs	6,066,176	879,513	377,559		(66,205,082)
Allowance for loans receivable at end of the year					48,211,512
Xiaoying Credit Loans
Summary of significant accounting policies
Allowance for loans receivable at beginning of the year	54,725,057	7,934,387	70,615,780
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	160,131,434	23,216,876	80,823,776	74,934,783
Less: Charge-offs	(111,225,664)	(16,126,206)	(96,714,499)	(4,319,003)
Allowance for loans receivable at end of the year	103,630,827	15,025,057	54,725,057	70,615,780
Xiaoying Revolving Loans
Summary of significant accounting policies
Allowance for loans receivable at beginning of the year	610,684	88,541	31,940,004	24,709,468
(Reversal of) provision for loan receivable from Xiaoying Housing Loans			(4,428,608)	152,275,243
Less: Charge-offs	(610,684)	(88,541)	(26,900,712)	(149,249,753)
Allowance for loans receivable at end of the year			610,684	31,940,004	¥ 24,709,468
Other loans
Summary of significant accounting policies
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	4,510,445	653,953
Less: Charge-offs	(1,662,118)	(240,984)
Allowance for loans receivable at end of the year	¥ 2,848,327	$ 412,969
Accounting Standard Update 2016-13 [Member]
Summary of significant accounting policies
Allowance for loans receivable at beginning of the year			4,205,046
Allowance for loans receivable at end of the year				4,205,046
Accounting Standard Update 2016-13 [Member] | Xiaoying Revolving Loans
Summary of significant accounting policies
Allowance for loans receivable at beginning of the year			¥ 4,205,046
Allowance for loans receivable at end of the year				¥ 4,205,046